Financial Instruments - Summary of Disclosure Detail Of Financial Lease Liabilities (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	$ 902
Later Than One Year and Not Later Than Two Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	203
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	149
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	124
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	85
More than 5 Years [member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	$ 341